Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Amount due from related parties	¥ 878,754		¥ 857,135		$ 123,770
Amount due to related parties	189,943		200,336		26,753
Related Party
Related Party Transaction [Line Items]
Amount due from related parties	71,505		202,939		10,071
Amount due to related parties	84,147		23,629		11,852
Kingsoft Group | Services received from
Related Party Transaction [Line Items]
Amount	14,248	$ 2,007	15,236	¥ 19,139
Kingsoft Group | Related Party
Related Party Transaction [Line Items]
Amount due from related parties	4,188		5,019		590
Amount due to related parties	3,597		3,969		507
Tencent Group | Services received from
Related Party Transaction [Line Items]
Amount	13,293	1,872	20,534	32,594
Tencent Group | Services provided to
Related Party Transaction [Line Items]
Amount	9,565	1,347	12,479	40,333
Tencent Group | Related Party
Related Party Transaction [Line Items]
Amount due from related parties	5,476		4,529		771
Amount due to related parties	9,776		15,132		1,377
OrionStar Group | Services received from
Related Party Transaction [Line Items]
Amount	2,324	327	347	3,756
OrionStar Group | Services provided to
Related Party Transaction [Line Items]
Amount	2,402	338	2,610	3,862
OrionStar Group | Loans and investments provided to/(received from)
Related Party Transaction [Line Items]
Amount				100,000
OrionStar Group | Purchase of products
Related Party Transaction [Line Items]
Amount	991	140	1,130	40,290
OrionStar Group | Related Party
Related Party Transaction [Line Items]
Amount due from related parties			134,548
Amount due to related parties			799
Pixiu Group | Services provided to
Related Party Transaction [Line Items]
Amount	972	137	433	9,614
Pixiu Group | Loans and investments provided to/(received from)
Related Party Transaction [Line Items]
Amount			14,181
Pixiu Group | Related Party
Related Party Transaction [Line Items]
Amount due from related parties	21,097		25,104		2,971
Other Related Parties | Related Party
Related Party Transaction [Line Items]
Amount due from related parties	20,090		20,610		2,830
Amount due to related parties	70,774		3,719		9,968
Liveme Group | Services provided to
Related Party Transaction [Line Items]
Amount	35,006	$ 4,930	33,305	¥ 11,718
Liveme Group | Related Party
Related Party Transaction [Line Items]
Amount due from related parties	¥ 20,654		13,129		$ 2,909
Amount due to related parties			¥ 10